Authorised and issued share capital - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) Years	Dec. 31, 2018 GBP (£) shares ADRs Years	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2016 GBP (£)
Disclosure of classes of share capital [line items]
Share option performance effect	Nine years and eight months	Nine years and eight months
Share option granted in Life | Years	10	10
WPP Share Option Plan 2015 [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Threshold period for employment participation in employee stock ownership plan	2 years	2 years
WPP Worldwide Share Ownership Program [member]
Disclosure of classes of share capital [line items]
Vesting period	3 years	3 years
WPP Worldwide Share Ownership Program [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Threshold period for employment participation in employee stock ownership plan	2 years	2 years
Executive Stock Option Plan [member]
Disclosure of classes of share capital [line items]
Vesting period	3 years	3 years
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of the ordinary shares of the Company held by the ESOP | shares		14,820,994		14,232,910
Market value of the ordinary shares of the Company held by the ESOP | £		£ 125,500,000		£ 190,900,000
Number of ordinary shares held in treasury | shares		70,854,553		62,578,938
Ordinary shares held in Treasury at market value | £		£ 599,900,000		£ 839,200,000
Number of ordinary shares under option		24,218,615		20,985,441
Average share price | £		£ 11.56		£ 15.86		£ 16.45
Ordinary shares [member] | WPP Executive Share Option Scheme [member]
Disclosure of classes of share capital [line items]
Number of ordinary shares under option | shares		6,741
Ordinary shares [member] | WPP Worldwide Share Ownership Program [member]
Disclosure of classes of share capital [line items]
Number of ordinary shares under option | shares		3,187,979
Ordinary shares [member] | WPP Share Option Plan 2015 [member]
Disclosure of classes of share capital [line items]
Number of ordinary shares under option		18,691,100		14,602,950
Ordinary shares [member] | WPP Worldwide Share Ownership Program [member]
Disclosure of classes of share capital [line items]
Number of ordinary shares under option		5,520,774		6,375,750
American depository receipts [member]
Disclosure of classes of share capital [line items]
Average ADR Price | $	$ 77.31		$ 101.86		$ 111.20
American depository receipts [member] | WPP Worldwide Share Ownership Program [member]
Disclosure of classes of share capital [line items]
Unexercised options | ADRs		466,559
American depository receipts [member] | WPP Share Option Plan 2015 [member]
Disclosure of classes of share capital [line items]
Unexercised options | ADRs		1,286,670
Share purchase options [member]
Disclosure of classes of share capital [line items]
Unrecognised compensation costs related to share options | £		£ 8,500,000		£ 9,000,000
Unrecognised compensation cost related to share options, weighted average period	20 months	20 months	20 months	20 months